Document and Entity Information	6 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Algae Dynamics Corp.
Entity Central Index Key	0001607679
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	ADYNF